ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Tables)	6 Months Ended
Jun. 30, 2017
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Schedule of Accounts Receivable
	2016	2017
	December 31	June 30
	RMB	RMB
Accounts receivables	5,130,289,380	6,773,694,402
Allowance for doubtful accounts	(376,574,061)	(303,174,634)
Accounts receivable, net	4,753,715,319	6,470,519,768

Schedule of Movement of Allowance for Doubtful Accounts

	For the six months ended June 30
	2016	2017
	RMB	RMB
At beginning of year	335,713,383	376,574,061
Addition	152,906,748	36,619,918
Write-off	-	9,718,086
Reversal	(78,212,449)	(119,737,431)
At end of year	410,407,682	303,174,634